Income Taxes - Schedule of Reconciliations of the Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Income/(loss)before income tax expense	¥ (182,308)	$ (26,069)	¥ (16,731)	¥ 5,081
Income tax expense/(benefit)at statutory tax rate	(45,749)	(6,542)	(4,183)	1,270
International tax rate difference			2,984	(289)
Effect of preferential tax rates	(12,240)	(1,750)	(460)	(3,970)
Non-deductible entertainment expenses	363	52	339	454
Non-deductible stock compensation				(124)
Other non-deductible expense	665	95	452
Research and development expense super-deduction			(1,357)	(1,520)
Changes in valuation allowance	16,306	2,332	(12,576)	(1,355)
Effects of deregistered/disposed entities			7,255
Changes of uncertain tax position			(13,140)	1,789
Over-provisions of prior years			(2,250)
Interest expense			4,593	2,818
Income tax expense	(31,797)	(4,547)	(18,343)	(927)
Net income (loss) before income tax expense	(182,308)	(26,069)	(16,731)	5,081
Income tax at statutory tax rate	¥ (45,749)	$ (6,542)	(4,183)	1,270
Income tax at statutory tax rate	25.10%	25.10%
Cayman Islands
Other foreign jurisdictions	¥ (662)	$ (95)
Other foreign jurisdictions	0.40%	0.40%
Effect of preferential tax rates	¥ 12,240	$ 1,750	460	3,970
Effect of preferential tax rates	(6.70%)	(6.70%)
Changes in valuation allowance	(8.90%)	(8.90%)
Non-deductible expenses
Entertainment expenses	¥ 363	$ 52	339	454
Entertainment expenses	(0.20%)	(0.20%)
Stock compensation	¥ (753)	$ (108)
Stock compensation	0.40%	0.40%
Others	¥ 665	$ 95	¥ 452
Others	(0.40%)	(0.40%)
Changes of uncertain tax position	¥ (20,392)	$ (2,916)
Changes of uncertain tax position	11.20%	11.20%
Other adjustments
Research and development expense super-deduction	¥ (1,365)	$ (195)
Research and development expense super-deduction	0.70%	0.70%
Effects of deregistered/disposed entities	¥ (1,306)	$ (187)
Effects of deregistered/disposed entities	0.70%	0.70%
Reversal of income tax payable of deregistered/disposed entities	¥ (76)	$ (11)
Reversal of income tax payable of deregistered/disposed entities	0.00%	0.00%
Interest expense	¥ 3,283	$ 470
Interest expense	(1.80%)	(1.80%)
Income tax expense	17.40%	17.40%
Cayman Islands [Member]
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	¥ 5,640	$ 807
Statutory tax rate difference between PRC and other jurisdictions	(3.10%)	(3.10%)
Hong Kong [Member]
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	¥ 8	$ 1
Statutory tax rate difference between PRC and other jurisdictions	0.00%	0.00%